Cover	May 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2023
Entity File Number	001-31921
Entity Registrant Name	Compass Minerals International, Inc.
Entity Central Index Key	0001227654
Entity Tax Identification Number	36-3972986
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9900 West 109th Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Overland Park
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66210
City Area Code	913
Local Phone Number	344-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	CMP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false